Debt	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Debt
ssified within current liabilities includes short-term borrowings from banks and other financing with an original maturity date falling within twelve months, as well as the current portion of long-term debt. Debt classified within non-current liabilities includes borrowings from banks and other financing with maturity dates greater than twelve months (long-term debt), net of the current portion.
The following table summarizes the Group's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2019					2018
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt
	(€ million)
Notes	€1,450	€4,942	€—	€4,942	€6,392	€1,598	€4,977	€1,250	€6,227	€7,825
Borrowings from banks(1)	2,097	1,511	88	1,599	3,696	2,928	1,987	190	2,177	5,105
Asset-backed financing (Note 15)	151	—	—	—	151	457	—	—	—	457
Lease liabilities	360	705	575	1,280	1,640	56	131	74	205	261
Other debt(1)	818	204	—	204	1,022	822	45	13	58	880
Total Debt	€4,876	€7,362	€663	€8,025	€12,901	€5,861	€7,140	€1,527	€8,667	€14,528
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(1) Borrowings from banks and Other debt as previously reported included €261 million of finance lease liabilities recognized in accordance with IAS 17. These amounts have been reclassified into the line item Lease liabilities at December 31, 2018. Refer to Note 2., Basis of preparation for additional information on the adoption of IFRS 16.
Notes
The following table summarizes the notes outstanding at December 31, 2019 and 2018:

					At December 31,
	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2019	2018
Medium Term Note Programme:					(€ million)
Fiat Chrysler Finance Europe SENC(1)	CHF	250	3.125	September 30, 2019	—	222
Fiat Chrysler Finance Europe SENC(2)	EUR	1,250	6.750	October 14, 2019	—	1,250
Fiat Chrysler Finance Europe SENC(2)	EUR	1,000	4.750	March 22, 2021	1,000	1,000
Fiat Chrysler Finance Europe SENC(2)	EUR	1,350	4.750	July 15, 2022	1,350	1,350
FCA NV(2)	EUR	1,250	3.750	March 29, 2024	1,250	1,250
Other(3)	EUR	7			7	7
Total Medium Term Note Programme					3,607	5,079

Other Notes:
FCA NV(2)	U.S.$	1,500	4.500	April 15, 2020	1,335	1,310
FCA NV(2)	U.S.$	1,500	5.250	April 15, 2023	1,335	1,310
Total Other Notes					2,670	2,620
Hedging effect, accrued interest and amortized cost valuation					115	126
Total Notes					€6,392	€7,825
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(1) Listing on the SIX Swiss Exchange was obtained.
(2) Listing on the Irish Stock Exchange was obtained.
(3) Medium Term Notes with amounts outstanding equal to or less than the equivalent of €50 million.
Notes Issued Through the Medium Term Note Programme
Certain notes issued by the Group are governed by the terms and conditions of the Medium Term Note (“MTN”) Programme (previously known as the Global Medium Term Note Programme, or “GMTN” Programme). A maximum of €20 billion may be used under this programme, of which notes of €3.6 billion were outstanding at December 31, 2019 (€5.1 billion at December 31, 2018). Notes under the MTN Programme are issued, or otherwise guaranteed, by FCA NV. From time to time, we may buy back notes in the market that have been issued. Such buybacks, if made, depend upon market conditions, the Group's financial situation and other factors which could affect such decisions.
Changes in notes issued under the MTN Programme during the year ended December 31, 2019 were due to the repayment at maturity:

•	in September 2019 of a note with a principal amount of CHF 250 million; and

•	in October 2019 of a note with a principal amount of €1,250 million.
Changes in notes issued under the MTN Programme during the year ended December 31, 2018 were due to the repayment at maturity:

•	in March 2018 of a note with a principal amount of €1,250 million; and

•	in July 2018 of a note with a principal amount of €600 million.
Notes issued under the MTN Programme impose covenants on the issuer and, in certain cases, on FCA NV as guarantor, which include: (i) negative pledge clauses which require that in the case that any security interest upon assets of the issuer and/or FCA NV is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding notes; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of the issuer and/or FCA NV; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the notes under certain events of default on other financial instruments issued by FCA's main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the notes. As of December 31, 2019, FCA was in compliance with the covenants under the MTN Programme.
Other Notes
In 2015, FCA NV issued U.S.$1.5 billion (€1.4 billion) principal amount of 4.5 percent unsecured senior debt securities due April 15, 2020 (the “2020 Notes”) and U.S.$1.5 billion (€1.4 billion) principal amount of 5.25 percent unsecured senior debt securities due April 15, 2023 (the “2023 Notes”) at an issue price of 100 percent of their principal amount. The 2020 Notes and the 2023 Notes, collectively referred to as the “Notes”, rank pari passu in right of payment with respect to all of FCA NV's existing and future senior unsecured indebtedness and senior in right of payment to any of FCA NV's future subordinated indebtedness and existing indebtedness, which is by its terms subordinated in right of payment to the Notes. Interest on the 2020 Notes and the 2023 Notes is payable semi-annually in April and October.
The Notes impose covenants on FCA NV including: (i) negative pledge clauses which require that in the case that any security interest upon assets of FCA NV is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding Notes; (ii) pari passu clauses, under which the Notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of FCA NV; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the Notes under certain events of default on other financial instruments issued by FCA’s main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the Notes. As of December 31, 2019, FCA was in compliance with the covenants of the Notes.
Fiat Chrysler Finance US Inc.
On March 6, 2017, Fiat Chrysler Finance US Inc. (“FCF US”) was incorporated under the laws of Delaware and became an indirect, 100 percent owned subsidiary of the Company. On May 9, 2017, FCF US and the Company filed an automatically effective shelf registration statement with the SEC on Form F-3. If FCF US issues debt securities, they will be fully and unconditionally guaranteed by the Company. No other subsidiary of the Company will guarantee such indebtedness.
Borrowings from banks
FCA US Tranche B Term Loans
On November 13, 2018, FCA US prepaid the U.S.$1,009 million (€893 million) outstanding principal and accrued interest on its Tranche B term loan maturing December 31, 2018 (the “Tranche B Term Loan due 2018”). The prepayment was made with cash on hand and resulted in a €1 million loss on extinguishment.
At December 31, 2017, €836 million, including accrued interest, was outstanding under FCA US's Tranche B Term Loan maturing December 31, 2018. On February 24, 2017, FCA US prepaid the U.S.$1,826 million (€1,721 million) outstanding principal and accrued interest on its tranche B term loan maturing May 24, 2017 (the “Tranche B Term Loan due 2017”). The prepayment was made with cash on hand and resulted in a €3 million loss on extinguishment. On April 12, 2017, FCA US amended the credit agreement that governs the Tranche B Term Loan due 2018, reducing the applicable interest rate spreads by 0.50 percent per annum and reduced the LIBOR floor by 0.75 percent per annum, to 0.00 percent. For the years ended December 31, 2018 and 2017, interest was accrued based on LIBOR.
European Investment Bank Borrowings
FCA has financing agreements with the European Investment Bank (“EIB”) for a total of €0.4 billion outstanding at December 31, 2019 (€0.7 billion outstanding at December 31, 2018), which included the residual debt due under the following facilities:

•
€500 million (amortizing in installments up to June 2021), entered into in May 2011 (guaranteed by SACE and the Serbian Authorities) for an investment program relating to the modernization and expansion of production capacity of an automotive plant in Serbia; and

•	€420 million (maturing in June 2022), entered into in June 2018 to support research and development projects to be implemented by FCA during the period 2018-2020.
Brazil
Our Brazilian subsidiaries have access to various local bank facilities in order to fund investments and operations. Total debt outstanding under those facilities amounted to a principal amount of €1.8 billion at December 31, 2019 (€2.3 billion at December 31, 2018). The loans primarily include subsidized loans granted by public financing institutions, such as Banco Nacional do Desenvolvimento (“BNDES”), with the aim to support industrial projects in certain areas. This has provided the Group with the opportunity to fund large investments in Brazil with loans of sizeable amounts at attractive rates. At December 31, 2019, outstanding subsidized loans amounted to €1.1 billion (€1.4 billion at December 31, 2018), of which approximately €0.8 billion (€1.0 billion at December 31, 2018) related to the construction of the plant in Pernambuco (Brazil), which was supported by subsidized credit lines totaling Brazilian Real (“BRL”) 6.5 billion (€1.5 billion). Approximately €0.1 billion (€0.1 billion at December 31, 2018) of committed credit lines contracted to fund scheduled investments in the area were undrawn at December 31, 2019.
Revolving Credit Facilities
In March 2019, the Group amended its syndicated revolving credit facility originally signed in June 2015 and previously amended in March 2017 and March 2018 (as amended, the “RCF”). The amendment extended the RCF’s final maturity to March 2024. The RCF is available for general corporate purposes and for the working capital needs of the Group and is structured in two tranches: €3.125 billion, with a 37-month tenor and two extension options of 1-year and of 11-months exercisable on the first and second anniversary of the amendment signing date, respectively, and €3.125 billion, with a 60-month tenor. This amendment was accounted for as a debt modification and, as a result, the new costs associated with the March 2019 amendment as well as the remaining unamortized debt issuance costs related to the original €5.0 billion RCF and the previous March 2017 and March 2018 amendments are amortized over the life of the amended RCF.
In the March 2018 amendment, the amended RCF's final maturity was extended to March 2023. The amendment was accounted for as a debt modification and, as a result, the new costs associated with the March 2018 amendment as well as the remaining unamortized debt issuance costs related to the original €5.0 billion RCF and the previous March 2017 amendment, are amortized over the life of the amended RCF.
The covenants of the RCF include financial covenants as well as negative pledge, pari passu, cross-default and change of control clauses. Failure to comply with these covenants, and in certain cases if not suitably remedied, can lead to the requirement of early repayment of any outstanding amounts. As of December 31, 2019, FCA was in compliance with the covenants of the RCF.
At December 31, 2019, undrawn committed credit lines totaling €7.6 billion included the €6.25 billion RCF and approximately €1.3 billion of other revolving credit facilities. At December 31, 2018, undrawn committed credit lines totaling €7.7 billion included the €6.25 billion RCF and approximately €1.5 billion of other revolving credit facilities.
Mexico Bank Loan
FCA Mexico, S.A. de C.V. (“FCA Mexico”), our principal operating subsidiary in Mexico, has a non-revolving loan agreement (“Mexico Bank Loan”) maturing on March 20, 2022 and bears interest at one-month LIBOR plus 3.35 percent per annum. At December 31, 2019, the Mexico Bank Loan had an outstanding balance of €0.2 billion (€0.3 billion at December 31, 2018). As of December 31, 2019, we may prepay all or any portion of the loan without premium or penalty. The Mexico Bank Loan requires FCA Mexico to maintain certain fixed assets as collateral and comply with certain covenants, including, but not limited to, financial maintenance covenants, limitations on liens, incurrence of debt and asset sales. As of December 31, 2019, FCA Mexico was in compliance with the covenants under the Mexico Bank Loan.
Asset-backed financing
Asset-backed financing represents the amount of financing received through factoring transactions which do not meet the IFRS 9 derecognition requirements and are recognized with assets of the same amount of €151 million at December 31, 2019 (€457 million at December 31, 2018) within Trade and other receivables in the Consolidated Statement of Financial Position (Note 15, Trade, other receivables and tax receivables).
Other debt
During the year ended December 31, 2017, FCA US's Canadian subsidiary made payments on the Canada Health Care Trust (“HCT”) Tranche B Note totaling €272 million, which included a scheduled payment of principal and accrued interest and the prepayment of the remaining scheduled payments due on the note. The prepayment of €226 million was accounted for as a debt extinguishment and, as a result, a gain on extinguishment of €9 million was recorded within Net financial expenses in the Consolidated Income Statement for the year ended December 31, 2017. This Canada HCT Note represented FCA US’s principal Canadian subsidiary’s remaining financial liability to the Canadian Health Care Trust arising from the settlement of its obligations for postretirement health care benefits for the National Automobile, Aerospace, Transportation and General Workers Union of Canada “CAW” (now part of Unifor), which represented employees, retirees and dependents.
Other debt also includes funds raised from financial services companies, primarily in Latin America, and deposits from dealers in Brazil and China.
Lease liabilities
The following table summarizes the Group's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

At December 31, 2019
(€ million)
Long-term debt (non-current)	€1,280
Short-term debt and current portion of long-term debt (current)	€360
Maturity analysis - contractual undiscounted cash flows

At December 31, 2019
(€ million)
Due within one year	€430
Due between one and five years	905
Due beyond five years	811
Total undiscounted lease liabilities	€2,146

In addition, the Group has entered into commitments relating to leases not yet commenced of €399 million, of which the most significant related to the investments in manufacturing facilities in Michigan, USA. In addition to the above, the Group entered into non-cancellable short term leases, which have not been classified as lease liabilities, of €28 million which is expected to be settled within the next 12 months.
Debt secured by assets
At December 31, 2019, debt secured by assets of the Group amounted to €674 million (€834 million at December 31, 2018), excluding the Lease liabilities as described above, mainly related to subsidized financing in Latin America, Mexico and India.
The total carrying amount of assets acting as security for loans for the Group amounted to €1,637 million, excluding the Right-of-use assets as described in Note 11, Property, plant and equipment, at December 31, 2019 (€2,214 million at December 31, 2018).